Operating Segments Information - Noncurrent Assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Certain non-current assets	$ 11,396	$ 11,651
United States of America
Disclosure of geographical areas [line items]
Certain non-current assets	4,738	5,149
Germany
Disclosure of geographical areas [line items]
Certain non-current assets	2,400	2,462
Republic of Singapore
Disclosure of geographical areas [line items]
Certain non-current assets	3,801	3,508
Other
Disclosure of geographical areas [line items]
Certain non-current assets	$ 457	$ 532